Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movement in Share Options	The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	£	‘000	£
Outstanding at 1 January	29,988	2.00	25,993	2.25
Granted	7,175	2.78	13,068	1.89
Exercised	(5,980)	1.70	(242)	1.69
Forfeited/expired	(4,044)	2.53	(8,831)	2.59
Outstanding at 31 December	27,139	2.19	29,988	2.00
Exercisable at 31 December	868	1.84	3,439	3.22
The weighted average share price at the date the options were exercised was £3.22 (2022: £2.34).
Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding	The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2023 and 2022.

		2023		2022
	Weighted average remaining contractual life	Weighted average exercise price	Weighted average remaining contractual life	Weighted average exercise price
Range of exercise prices	Years	£	Years	£
£1 to £2	3	1.84	3	1.79
£2 to £3	3	2.65	2	2.56
£3 to £4	0	3.46	1	3.46
£4 to £5	0	—	0	4.02